Composition of Deposits (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposit Liabilities [Line Items]
Non-interest bearing	$ 145,729,932	$ 120,424,895
NOW and money market accounts	268,567,815	248,015,410
Savings deposits	60,253,788	53,745,787
Time deposits, $100,000 or more	121,360,214	124,886,164
Other time deposits	100,182,145	107,557,540
Total deposits	$ 696,093,894	$ 654,629,796